Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018 [1]	Oct. 31, 2017		Oct. 31, 2016
Cash flows from operating activities
Net income		$ 8,724	$ 8,243		$ 7,368
Adjustment for:
Net interest income		(16,191)	(15,035)		(14,292)
Depreciation and amortization		848	761		684
Provision for credit losses		2,611	2,249		2,412
Equity-settled share-based payment expense		6	8		7
Net gain on sale of investment securities		(146)	(380)		(534)
Net gain on disposition of business			(62)		(116)
Net income from investments in associated corporations		(559)	(407)		(414)
Income tax expense		2,382	2,033		2,030
Restructuring charge					378
Changes in operating assets and liabilities:
Trading assets		111	8,377		(10,044)
Securities purchased under resale agreements and securities borrowed		(7,721)	(4,631)		(5,363)
Loans		(31,848)	(32,589)		(20,355)
Deposits		40,338	27,516		6,702
Obligations related to securities sold short		239	7,533		4,007
Obligations related to securities sold under repurchase agreements and securities lent		4,387	849		20,865
Net derivative financial instruments		440	(391)		(3,806)
Other, net		(188)	(1,997)		2,293
Dividends received		332	1,600		873
Interest received		27,384	23,649		21,099
Interest paid		(11,400)	(8,730)		(7,787)
Income tax paid		(1,938)	(2,012)		(1,471)
Net cash from/(used in) operating activities		17,811	16,584		4,536
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(704)	(14,006)		28,447
Purchase of investment securities		(91,896)	(64,560)		(94,441)
Proceeds from sale and maturity of investment securities		84,336	66,179		65,069
Acquisition/sale of subsidiaries, associated corporations or business units, net of cash acquired		(3,862)	229		(1,050)
Property and equipment, net of disposals		(416)	3		(348)
Other, net		(1,183)	(385)		(431)
Net cash from/(used in) investing activities		(13,725)	(12,540)		(2,754)
Cash flows from financing activities
Proceeds from issue of subordinated debentures					2,465
Redemption/repayment of subordinated debentures		(233)	(1,500)		(1,035)
Proceeds from common shares issued		1,830	313		391
Proceeds from preferred shares and other equity instruments issued		300	1,560		1,350
Redemption of preferred shares		(695)	(575)		(690)
Common shares purchased for cancellation		(632)	(1,009)		(80)
Cash dividends and distributions paid		(4,172)	(3,797)		(3,598)
Distributions to non-controlling interests		(199)	(133)		(116)
Other, net		931	2,209		(320)
Net cash from/(used in) financing activities		(2,870)	(2,932)		(1,633)
Effect of exchange rate changes on cash and cash equivalents		(44)	(142)		(18)
Net change in cash and cash equivalents		1,172	970		131
Cash and cash equivalents at beginning of year	[2]	7,825	6,855		6,724
Cash and cash equivalents at end of year	[2]	$ 8,997	$ 7,825	[1]	$ 6,855

[1]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).